Issued Capital - Other considerations (Details) - shares shares in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Shares owned by third parties and managed by Group management companies (in shares)	39	40	63
Shares owned by third parties and managed by Group management companies as a percentage of shared capital	0.22%	0.24%	0.39%
Shares owned by third parties and received as security (in shares)	237
Shares received as security as a percentage of shared capital	1.37%